Property and Equipment and Intangible Assets - Intangible Assets (Details) (USD $)	Jun. 30, 2012	Dec. 31, 2011
Intangible Assets	$ 1,030,950	$ 1,031,228
Formulations and manufacturing methods
Intangible Assets	720,488	720,488
Trademarks
Intangible Assets	119,844	112,139
Side panel statement rights
Intangible Assets	125,000	125,000
Patents
Intangible Assets	50,160	50,160
Website
Intangible Assets	31,750	31,750
Less: Amortization
Intangible Assets	$ (16,292)	$ (8,309)